Note 7 - Stockholders' Equity (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options And Warrants Details
Outstanding, beginning	1,113	1,246	1,246
Granted		0	0
Exercised		0	0
Expired		(133)	0
Outstanding, ending		1,113	1,246
Exercisable, ending	1,133	1,113	1,246
Outstanding, beginning	$ 1,320.00	$ 1,320.00	$ 1,320.00
Granted		0.00	0.00
Exercised		0.00	0.00
Expired		1,020.00	0.00
Outstanding, ending		1,320.00	1,320.00
Exercisable, ending	$ 1,320.00	$ 1,320.00	$ 1,428.00